Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right-of-use asset and lease liability [Text Block]

9. Right-of-use asset and lease liability

During the year ended December 31, 2019, the Company entered into a lease agreement for corporate office space with an effective date of September 1, 2019. Upon obtaining the contractual right to use the new office space, the Company recognized a right-of-use asset and corresponding lease liability for the office space lease agreement in accordance with IFRS 16, amounting to $0.6 million. The following table shows the movement in the right-of-use asset related to corporate office space lease agreement for the year ended December 31, 2019.

December 31, 2019
$
Balance, beginning of year	-
Recognition of office space lease agreement entered into during the year	624
Depreciation expense	(35)
Balance, end of year	589

The following table shows the movement in the lease liability related to corporate office space lease agreement for the year ended December 31, 2019:

December 31, 2019
$
Balance, beginning of year	-
Recognition of office space lease agreement entered into during the year	624
Lease payments made during the year	(39)
Interest expense	12
Total lease liability	597
Less: current lease liability	(83)

Total non-current lease liability	514